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October 2, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:  Ms. Patsy Mengiste
       Document Control - EDGAR

RiverSource Bond Series, Inc. (formerly AXP Discovery Series, Inc.)
                                RiverSource Core Bond Fund
                                RiverSource Floating Rate Fund
                                RiverSource Income Opportunities Fund
                                RiverSource Inflation Protected Securities Fund RiverSource Limited Duration Bond Fund

              Post-Effective Amendment No. 55
              File No. 2-72174/811-3178


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 55 (Amendment). This Amendment was filed electronically on September 27, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.